                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     6/30/03
                                                   --------------

Check here if Amendment [  ];  Amendment Number: ____
        This Amendment (Check only one.):        [  ] is a restatement.
                                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Menno Insurance Service d/b/a MMA Capital Management
                        --------------------------------------------------------
Address:                1110 North Main Street
                        --------------------------------------------------------
                        Goshen
                        --------------------------------------------------------
                        Indiana  46528
                        --------------------------------------------------------

13F File Number:        28-6988
                        --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   Howard L. Brenneman
                        --------------------------------------------------------
Title:                  President
                        --------------------------------------------------------
Phone:                  574/533-9511
                        --------------------------------------------------------

Signature, Place, and Date of Signing:

      /s/  Howard L. Brenneman        Goshen, IN             8/5/03
      --------------------------     --------------        ------------
           [Signature]               [City, State]            Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

        FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 -0-
                                             -----------------------
Form 13F Information Table Entry Total:      $     285,114,819.00
                                             -----------------------
Form 13F Information Table Value Total:      $     294,533,230.00
                                             -----------------------
                                                   (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

               No.               13F File Number          Name

               _______           28 - _________           ______________

               [Repeat as necessary.]

Menno Insurance Service

                                  Title of                                                 Investment
Issuer                            Class         Cusip          Fair Market Value    Shares Discretion           Voting    Authority
-----------------------------------------------------------------------------------------------------------------------------------
AOL Time Warner Inc               Common        00184A105           3,054,735      189,853 Sole                 Sole      189853
AT&T Wireless Services Inc        Common        00209A106           1,388,804      169,160 Sole                 Sole      169160
Air Products & Chemicals Inc      Common        009158106           4,288,502      103,089 Sole                 Sole      103089
Allstate Corp                     Common        020002101           5,747,386      161,217 Sole                 Sole      161217
Altera Corporation                Common        021441100             696,632       42,400 Sole                 Sole      42400
American International Group      Common        026874107           7,013,544      127,103 Sole                 Sole      127103
Anadarko Petroleum Corp           Common        032511107           3,055,445       68,708 Sole                 Sole      68708
Applied Materials                 Common        038222105           1,039,104       65,600 Sole                 Sole      65600
BP PLC                            Common        055622104           8,031,283      191,130 Sole                 Sole      191130
Bank of America Corp              Common        060505104           7,926,788      100,301 Sole                 Sole      100301
Bank One Corp                     Common        06423A103           4,992,307      134,274 Sole                 Sole      134274
Bellsouth Corp                    Common        079860102             504,878       18,959 Sole                 Sole      18959
Biomet Inc                        Common        090613100           5,059,824      176,301 Sole                 Sole      176300.5
Cardinal Health Inc               Common        14149Y108           8,866,970      137,900 Sole                 Sole      137900
Chubb Corp                        Common        171232101           5,617,980       93,633 Sole                 Sole      93633
Cisco Systems Inc                 Common        17275R102           4,038,834      240,550 Sole                 Sole      240550
Citigroup Inc                     Common        172967101           8,679,112      202,783 Sole                 Sole      202783
Comcast Corp                      Common        20030N101             237,788        7,879 Sole                 Sole      7879
ConocoPhillips                    Common        20825C104             433,468        7,910 Sole                 Sole      7910
Darden Restaurants Inc            Common        237194105           2,201,965      116,015 Sole                 Sole      116015
Dell Inc                          Common        24702R101           3,132,260       98,375 Sole                 Sole      98375
Dollar General Corp               Common        256669102           4,219,411      231,074 Sole                 Sole      231074
Dover Corp                        Common        260003108           3,390,274      113,160 Sole                 Sole      113160
EMC Corp / Mass                   Common        268648102             104,700       10,000 Sole                 Sole      10000
Ensco International               Common        26874Q100           2,806,047      104,314 Sole                 Sole      104314
Emerson Electric Co               Common        291011104           6,502,475      127,250 Sole                 Sole      127250
Federal National Mortgage Assn    Common        313586109           8,283,318      122,825 Sole                 Sole      122825
Fifth Third Bancorp               Common        316773100           5,125,309       89,260 Sole                 Sole      89260

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Monday, August 04, 2003                                                                                                 Page 1 of 3

                                  Title of                                                 Investment
Issuer                            Class         Cusip          Fair Market Value    Shares Discretion           Voting    Authority
-----------------------------------------------------------------------------------------------------------------------------------
First Data Corp                   Common        319963104           3,174,304       76,600 Sole                 Sole      76600
FleetBoston Financial Corp        Common        339030108             333,524       11,226 Sole                 Sole      11226
Ford Motor Co                     Common        345370860             200,974       18,287 Sole                 Sole      18287
Gannett Co                        Common        364730101           3,448,155       44,892 Sole                 Sole      44892
Gillette Company                  Common        375766102           3,297,510      103,500 Sole                 Sole      103500
Goldman Sachs Group Inc           Common        38141G104             275,621        3,291 Sole                 Sole      3291
Hewlett Packard Co                Common        428236103             675,785       31,727 Sole                 Sole      31727
Intel Corp                        Common        458140100           4,490,278      215,775 Sole                 Sole      215775
JP Morgan Chase & Co              Common        46625H100             725,607       21,229 Sole                 Sole      21229
Jabil Circuit Inc                 Common        466313103           2,688,111      121,634 Sole                 Sole      121634
Johnson & Johnson                 Common        478160104           8,945,392      173,025 Sole                 Sole      173025
Kimberly-Clark Corp               Common        494368103           4,567,464       87,600 Sole                 Sole      87600
Lowe's Companies                  Common        548661107           5,215,204      121,425 Sole                 Sole      121425
Masco Corp                        Common        574599106           6,509,953      272,954 Sole                 Sole      272954
McDonalds Corp                    Common        580135101             299,641       13,583 Sole                 Sole      13583
Medtronic, Inc                    Common        585055106           8,791,702      183,275 Sole                 Sole      183275
Merck & Co Inc                    Common        589331107           5,782,525       95,500 Sole                 Sole      95500
Merrill Lynch Co                  Common        590188108             463,579        9,931 Sole                 Sole      9931
Microsoft Corp                    Common        594918104           7,853,532      306,300 Sole                 Sole      306300
Morgan Stanley                    Common        617446448             483,118       11,301 Sole                 Sole      11301
Newell Rubbermaid, Inc            Common        651229106           3,543,400      126,550 Sole                 Sole      126550
Norfolk Southern Corp             Common        655844108           3,113,798      162,177 Sole                 Sole      162177
Oracle Corp                       Common        68389X105           3,880,431      323,100 Sole                 Sole      323100
Pepsico Inc                       Common        713448108           7,925,450      178,100 Sole                 Sole      178100
Pfizer Inc                        Common        717081103          10,460,145      306,300 Sole                 Sole      306300
Pitney Bowes Inc                  Common        724479100           7,059,758      183,800 Sole                 Sole      183800
Procter & Gamble Co               Common        742718109           8,006,134       89,775 Sole                 Sole      89775
Protective Life                   Common        743674103           2,717,800      101,600 Sole                 Sole      101600
SBC Communications Inc            Common        78387G103           4,187,824      163,907 Sole                 Sole      163907
Safeway Inc                       Common        786514208           4,228,489      206,671 Sole                 Sole      206671

===================================================================================================================================
Monday, August 04, 2003                                                                                                 Page 2 of 3

                                  Title of                                                 Investment
Issuer                            Class         Cusip          Fair Market Value    Shares Discretion           Voting    Authority
-----------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp                     Common        803111103           3,164,782      168,250 Sole                 Sole      168250
Schlumberger Ltd                  Common        806857108           1,950,370       41,000 Sole                 Sole      41000
Sonoco Products                   Common        835495102           4,629,615      192,740 Sole                 Sole      192740
Sprint Corp                       Common        852061100             144,389       10,027 Sole                 Sole      10027
Sun Microsystems Inc              Common        866810104           1,197,789      257,589 Sole                 Sole      257589
Sysco Corp                        Common        871829107           3,061,827      101,925 Sole                 Sole      101925
Target Corp                       Common        87612E106           7,767,606      205,275 Sole                 Sole      205275
Texas Instruments Inc             Common        882508104           1,912,046      108,639 Sole                 Sole      108639
Thomas & Betts Corp               Common        884315102           1,881,751      130,225 Sole                 Sole      130225
3M Co                             Common        88579Y101           1,238,208        9,600 Sole                 Sole      9600
U.S. Bancorp                      Common        902973304             488,848       19,953 Sole                 Sole      19953
Verizon Communications Inc        Common        92343V104           3,507,105       88,900 Sole                 Sole      88900
Wachovia Corp                     Common        929903102             553,766       13,858 Sole                 Sole      13858
Washington Mutual Inc             Common        939322103             257,464        6,234 Sole                 Sole      6234
Wells Fargo Company               Common        949746101           8,991,461      178,402 Sole                 Sole      178402
Wendys International Inc          Common        950590109           1,466,403       50,618 Sole                 Sole      50618
Transocean Sedco Forex Inc        Common        G90078109           3,117,038      141,877 Sole                 Sole      141877
Aggregate Total                                                   294,533,230    9,071,359




===================================================================================================================================
Monday, August 04, 2003                                                                                                 Page 3 of 3

FMV OF ALL LISTED SECURITIES

SUMOFFAIR MARKET VALUE
----------------------

        285,114,819.00


===============================================================================
Monday, August 04, 2003                                              Page 1 of 1